Alliance
Government
Reserves

      Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)                       Alliance Government Reserves
================================================================================
  Principal
   Amount
    (000)     Security                           Yield                Value
-------------------------------------------------------------------------------
              U.S. GOVERNMENT
              AGENCIES-87.3%
              FEDERAL NATIONAL
              MORTGAGE
              ASSOCIATION-34.6%
$   300,000   1.78%, 9/27/02 FRN..........        1.78%          $  299,845,761
    300,000   1.78%, 3/27/03 FRN..........        1.78              299,705,824
    150,000   1.81%, 11/29/02 FRN.........        1.81              149,962,370
    400,000   2.03%, 5/05/03 FRN..........        2.03              399,585,120
     85,000   2.22%, 3/22/02 FRN..........        2.22               85,000,000
    100,000   3/14/02.....................        1.75               99,652,000
    185,000   3/21/02.....................        1.75              184,293,608
    175,000   3/28/02.....................        1.75              174,272,584
    170,000   3/07/02.....................        1.76              169,462,847
     70,000   2/22/02.....................        1.81               69,818,000
     80,000   2/28/02.....................        1.82               79,766,711
    165,000   2/07/02.....................        1.83              164,691,358
     90,000   1/18/02.....................        1.84               89,921,800
     35,000   2/08/02.....................        1.87               34,931,284
     42,000   1/24/02.....................        1.89               41,949,285
     35,000   1/24/02.....................        1.93               34,957,067
     20,000   1/31/02.....................        1.93               19,968,000
    170,000   2/21/02.....................        1.98              169,525,558
     40,000   1/17/02.....................        2.20               39,961,067
                                                                 --------------
                                                                  2,607,270,244
                                                                 --------------
              FEDERAL
              HOME LOAN
              BANK-28.9%
    300,000   1.79%, 3/21/03 FRN..........        1.79              299,818,328
    300,000   1.98%, 9/19/02 FRN..........        1.98              300,000,000
    300,000   1.98%, 3/19/03 FRN..........        1.98              300,000,000
    385,000   2.34%, 12/12/02.............        2.34              385,000,000
    235,000   2.37%, 12/12/02.............        2.37              235,000,000
     85,000   2/20/02.....................        1.75               84,794,584
     40,000   3/01/02.....................        1.75               39,885,278
     50,000   3/06/02.....................        1.75               49,845,333
     75,000   3/22/02.....................        1.75               74,710,000
     40,000   4/01/02.....................        1.75               39,826,000
     40,000   1/23/02.....................        1.86               39,954,778
     80,000   1/30/02.....................        1.86               79,880,778
     30,000   2/01/02.....................        1.86               29,952,208
     85,000   1/25/02.....................        1.92               84,891,483
     35,000   1/23/02.....................        1.93               34,958,933
     15,000   1/25/02.....................        1.93               14,980,800
     85,000   2/15/02.....................        1.98               84,792,813
                                                                 --------------
                                                                  2,178,291,316
                                                                 --------------
              FEDERAL
              HOME LOAN
              MORTGAGE
              CORP.-16.4%
     40,000   2/28/02.....................        1.75               39,887,867
     85,000   3/14/02.....................        1.75               84,704,200
     42,000   3/29/02.....................        1.75               41,823,390
    130,000   3/28/02.....................        1.76              129,456,528
    100,000   1/09/02.....................        1.80               99,960,000
     85,000   2/15/02.....................        1.83               84,806,625
    265,000   1/29/02.....................        1.84              264,622,817
     70,000   1/29/02.....................        1.84               69,900,094
     85,000   2/22/02.....................        1.84               84,775,316
     45,000   1/22/02.....................        1.88               44,950,650
     50,000   1/22/02.....................        1.92               49,944,146
     35,000   2/21/02.....................        1.92               34,905,296
     85,000   2/14/02.....................        1.95               84,797,936
    125,000   1/24/02.....................        2.22              124,823,906
                                                                 --------------
                                                                  1,239,358,771
                                                                 --------------
              STUDENT LOAN
              MARKETING
              ASSOCIATION-7.4%
    250,000   2.12%, 8/21/03 FRN..........        2.12              249,960,336
     90,000   2.20%, 1/09/02 FRN..........        2.20               90,000,000
    150,000   2.22%, 3/18/02 FRN..........        2.22              150,059,675
     70,000   2.25%, 2/26/02 FRN..........        2.25               70,002,996
                                                                 --------------
                                                                    560,023,007
                                                                 --------------
              Total U.S.
              Government Agencies
              (amortized cost
              $6,584,943,338).............                        6,584,943,338
                                                                 --------------
              REPURCHASE
              AGREEMENTS-12.7%
              Bank of America
    350,000   1.84%, dated 12/31/01,
              due 1/02/02 in the
              amount of $350,035,778
              (cost $350,000,000;
              collateralized by
              $384,451,520 GNMAs,
              5.50% to 8.00%,
              due 1/15/30 to 12/15/31,
              value $357,000,001)(a)......        1.84              350,000,000

STATEMENT OF NET ASSETS (continued)                 Alliance Government Reserves
================================================================================
  Principal
   Amount
    (000)     Security                           Yield                Value
-------------------------------------------------------------------------------
              Goldman Sachs & Co.
$   350,000   1.73% to 1.84%,
              dated 12/7/01 to 12/11/01,
              due 1/15/02 to 2/12/02
              in the amount of
              $350,801,083
              (cost $350,000,000;
              collateralized by
              $585,062,894 FHLMCs
              and FNMAs, 5.00% to
              9.50%, due 12/01/06
              to 12/01/31, value
              $357,000,000) (a)...........        1.84%          $  350,000,000
              Morgan Stanley
              Dean Witter
    100,000   1.73%, dated 12/11/01,
              due 12/11/02 in the
              amount of $100,297,944
              (cost $100,000,000;
              collateralized by
              $208,467,955 FHLMCs
              and FNMAs, 5.00%
              to 8.50%, due 9/01/03
              to 1/01/32, value
              $102,171,335) (a)...........        1.73              100,000,000
              State Street Bank and
              Trust Co.
     40,400   1.55%, dated 12/31/01,
              due 1/02/02 in the
              amount of $40,403,479
              (cost $40,400,000;
              collateralized by
              $32,450,000
              U.S. Treasury Bonds,
              8.125%, due 8/15/19,
              value $41,617,125) .........        1.55               40,400,000
              UBS Finance, Inc.
    120,000   1.75%, dated 12/31/01,
              due 1/02/02 in the
              amount of $120,011,667
              (cost $120,000,000;
              collateralized by
              $122,560,000 U.S.
              Treasury Notes, 3.30%,
              due 12/11/03, value
              $122,527,000)(a)............        1.75              120,000,000
                                                                 --------------
              Total Repurchase
              Agreements
              (amortized cost
              $960,400,000) ..............                          960,400,000
                                                                 --------------
              TOTAL
              INVESTMENTS-100.0%
              (amortized cost
              $7,545,343,338).............                        7,545,343,338
              Other assets less
              liabilities-0.0%............                             (733,531)
                                                                 --------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              7,545,188,059 shares
              outstanding)  ..............                       $7,544,609,807
                                                                 ==============
--------------------------------------------------------------------------------

(a)   Repurchase agreements which are terminable within 7 days.

      Glossary of Terms:

      FHLMC - Federal Home Loan Mortgage Corp.
      FNMA  - Federal National Mortgage Association
      FRN   - Floating Rate Note
      GNMA  - Government National Mortgage Association

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001 (unaudited)      Alliance Government Reserves
================================================================================

INVESTMENT INCOME
    Interest .....................................................                 $117,139,537
EXPENSES
    Advisory fee (Note B) ........................................   $17,763,284
    Distribution assistance and administrative service (Note C) ..    16,611,144
    Transfer agency (Note B) .....................................     3,115,603
    Printing .....................................................       555,682
    Custodian fees ...............................................       321,339
    Registration fees ............................................       157,979
    Audit and legal fees .........................................        45,174
    Trustees' fees ...............................................         6,972
    Miscellaneous ................................................        31,864
                                                                     -----------
    Total expenses ...............................................    38,609,041
    Less: expense reimbursement ..................................      (199,307)
                                                                     -----------
    Net expenses .................................................                   38,409,734
                                                                                   ------------
    Net investment income ........................................                   78,729,803
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions .................                       37,137
                                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................                 $ 78,766,940
                                                                                   ============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                  Alliance Government Reserves
================================================================================

                                                     Six Months Ended       Year Ended
                                                     December 31, 2001       June 30,
                                                        (unaudited)            2001
                                                     =================   ===============
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income .........................  $      78,729,803   $   344,053,050
    Net realized gain on investment transactions ..             37,137           169,143
                                                     -----------------   ---------------
    Net increase in net assets from operations ....         78,766,940       344,222,193
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income .........................        (78,729,803)     (344,053,050)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net increase (Note E) .........................        352,823,982     1,324,728,721
                                                     -----------------   ---------------
    Total increase ................................        352,861,119     1,324,897,864
NET ASSETS
    Beginning of period ...........................      7,191,748,688     5,866,850,824
                                                     -----------------   ---------------
    End of period .................................  $   7,544,609,807   $ 7,191,748,688
                                                     =================   ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)                       Alliance Government Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Port folio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the portfolio may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2001, the reimbursement amounted to $199,307.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,074,871 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's expenses were reduced by $2,143 under an expense offset arrangement with AGIS.

                                                    Alliance Government Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $9,602,433. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Port folio amounted to $7,008,711, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001 the Port folio had a capital loss carryforward of $615,389, of which $63,414 expires in 2002 and $551,975 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $169,143 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2001, capital paid-in aggregated $7,545,188,059. Transactions, all at $1.00 per share, were as follows:

                                                 Six Months Ended      Year Ended
                                                 December 31, 2001      June 30,
                                                    (unaudited)           2001
                                                 =================   ==============
Shares sold ...................................      2,939,323,153    7,677,711,785
Shares issued on reinvestments of dividends ...         78,729,803      344,053,050
Shares redeemed ...............................     (2,665,228,974)  (6,697,036,114)
                                                 -----------------   --------------
Net increase ..................................        352,823,982    1,324,728,721
                                                 =================   ==============

FINANCIAL HIGHLIGHTS                                Alliance Government Reserves

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                            December 31,                               Year Ended June 30,
                                                2001             ===============================================================
                                            (unaudited)            2001          2000          1999          1998          1997
                                            ===========          =======       =======       =======       =======       =======
Net asset value, beginning of period .....  $      1.00          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                            -----------          -------       -------       -------       -------       -------
Income from Investment Operations
Net investment income ....................         .010(a)          .049(a)       .047(a)       .042(a)       .046(a)       .044
                                            -----------          -------       -------       -------       -------       -------
Less: Dividends
Dividends from net investment income .....        (.010)           (.049)        (.047)        (.042)        (.046)        (.044)
                                            -----------          -------       -------       -------       -------       -------
Net asset value, end of period ...........  $      1.00          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                            ===========          =======       =======       =======       =======       =======
Total Return
Total investment return based
    on net asset value (b) ...............         1.04%            5.05%         4.82%         4.27%         4.74%         4.53%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..  $     7,545          $ 7,192       $ 5,867       $ 5,583       $ 4,909       $ 3,762
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements .....................         1.00%(c)         1.00%         1.00%         1.00%         1.00%         1.00%
    Expenses, before waivers and
      reimbursements .....................         1.01%(c)         1.01%         1.03%         1.02%         1.01%         1.00%
    Net investment income ................         2.05%(a)(c)      4.89%(a)      4.74%(a)      4.18%(a)      4.63%(a)      4.44%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                                    Alliance Government Reserves
================================================================================

Alliance Government Reserves

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004
--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.


8
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

Alliance Government Reserves

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Government Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

* * 1 2 2 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AGRSR1201